Fair Value Measurements Fair Value Of Retirement Plan (Details) (USD $) In Millions, unless otherwise specified																																																																																														3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					9 Months Ended					9 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Registered Investment Companies [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Registered Investment Companies [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Registered Investment Companies [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Registered Investment Companies [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Common Trust Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Common Trust Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Common Trust Funds [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Common Trust Funds [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] LDI [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] LDI [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] LDI [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] LDI [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] GTAA [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] GTAA [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] GTAA [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] GTAA [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Common And Preferred Stock [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Common And Preferred Stock [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Common And Preferred Stock [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Common And Preferred Stock [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] HFF [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] HFF [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] HFF [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] HFF [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Cash and Cash Equivalents [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Cash and Cash Equivalents [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Insurance Contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Insurance Contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Insurance Contracts [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Insurance Contracts [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Registered Investment Companies [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Registered Investment Companies [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Registered Investment Companies [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Registered Investment Companies [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Common Trust Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Common Trust Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Common Trust Funds [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Common Trust Funds [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Common And Preferred Stock [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Common And Preferred Stock [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Common And Preferred Stock [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Common And Preferred Stock [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] HFF [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] HFF [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] HFF [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] HFF [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Cash and Cash Equivalents [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Cash and Cash Equivalents [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Corporate Debt Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Corporate Debt Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Treasury And Government Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Treasury And Government Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Treasury And Government Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Treasury And Government Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Other [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Other [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Other [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Other [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Other [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] GTAA [Member]	Dec. 31, 2011 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] GTAA [Member]	Dec. 31, 2010 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] HFF [Member]	Dec. 31, 2011 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] HFF [Member]	Dec. 31, 2010 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Insurance Contracts [Member]	Dec. 31, 2011 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Insurance Contracts [Member]	Dec. 31, 2011 Successor [Member] Foreign Pension Plans, Defined Benefit [Member] HFF [Member]	Dec. 31, 2010 Successor [Member] Foreign Pension Plans, Defined Benefit [Member] HFF [Member]	Dec. 31, 2011 Successor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]	Dec. 31, 2010 Successor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]	Oct. 01, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] GTAA [Member]	Oct. 01, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] HFF [Member]	Oct. 01, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Insurance Contracts [Member]	Oct. 01, 2010 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member] HFF [Member]	Dec. 31, 2009 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member] HFF [Member]	Oct. 01, 2010 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]	Dec. 31, 2010 Assets Still Held At Reporting Date [Member] Successor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]	Dec. 31, 2011 Assets Still Held At Reporting Date [Member] Successor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]	Oct. 01, 2010 Assets Still Held At Reporting Date [Member] Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]	Dec. 31, 2010 Assets Sold During Period [Member] Successor [Member] Foreign Pension Plans, Defined Benefit [Member] HFF [Member]	Dec. 31, 2011 Assets Sold During Period [Member] Successor [Member] Foreign Pension Plans, Defined Benefit [Member] HFF [Member]	Dec. 31, 2010 Assets Sold During Period [Member] Successor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]	Dec. 31, 2011 Assets Sold During Period [Member] Successor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 400	$ 305	$ 472	$ 413	$ 280	$ 278	$ 1,152	$ 996	$ 176	$ 140	$ 176	$ 140	$ 216	$ 205	$ 216	$ 205	$ 256	$ 208	$ 256	$ 208	$ 142	$ 150	$ 142	$ 150	$ 150	$ 139	$ 150	$ 139	$ 128	$ 119	$ 128	$ 119	$ 74	$ 26	$ 74	$ 26	$ 10	$ 9	$ 10	$ 9	$ 74	$ 78	$ 88	$ 75	$ 186	$ 184	$ 348	$ 337	$ 53	$ 62	$ 53	$ 62	$ 6	$ 6	$ 6	$ 6	$ 2	$ 3	$ 2	$ 3	$ 6	$ 5	$ 6	$ 5	$ 12	$ 13	$ 12	$ 13	$ 14	$ 8	$ 14	$ 8	$ 180	$ 179	$ 180	$ 179	$ 58	$ 51	$ 58	$ 51	$ 7	$ 10	$ 10	$ 17	$ 10	$ 474	$ 383	$ 560	$ 488	$ 466	$ 462	$ 1,500	$ 1,333
Foreign currency instruments																																																																																						0		16		0		16
Foreign currency instruments																																																																																									1				1
Total																																																																																							383		489		462		1,334
Unobservable inputs, Beginning Balance																																																																																															150		119		9	6	5	180	179	130	113	10	4	4	180
Relating to assets still held at the reporting date																																																																																														9	(8)	3	(1)	(1)	1					11	3	1				(1)	4	(1)
Purchases, sales and settlements																																																																																															0		10		0							(1)			(1)				1	1	2	(3)
Unobservable inputs, Ending Balance																																																																																														150	142	119	128	9	10	6	5	180	179	141	116	10	4	4	178
Interest Rate Derivative Liabilities, at Fair Value																																																																																									$ 1				$ 1